Intangible assets (Tables)	6 Months Ended
Jun. 30, 2020
Intangible assets
Schedule of Intangible assets

	30 June 2020			31 December 2019
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	9,980	2,293	12,273	18,164	2,024	20,188
Currency translation and other adjustments	2	—	2	(180)	2	(178)
Acquisition of subsidiaries	—	—	—	1	—	1
Additions	—	133	133	—	380	380
Disposals and write-off of fully amortised assets (2)	—	(23)	(23)	(8,005)	(113)	(8,118)
At 30 June	9,982	2,403	12,385	9,980	2,293	12,273

Accumulated amortisation and impairment
At 1 January	4,373	1,278	5,651	12,558	1,014	13,572
Currency translation and other adjustments	2	1	3	(180)	1	(179)
Disposals and write-off of fully amortised assets	—	(19)	(19)	(8,005)	(72)	(8,077)
Charge for the year	—	141	141	—	291	291
Impairment of other intangible assets	—	7	7	—	44	44
At 30 June	4,375	1,408	5,783	4,373	1,278	5,651

Net book value at 30 June	5,607	995	6,602	5,607	1,015	6,622

Notes:

(1)	Principally internally generated software.
(2)	Goodwill that arose on the acquisition of ABN AMRO Holding N.V..

Schedule of key assumptions applied in calculating the recoverable amount and sensitivities to changes in those assumptions for Commercial Banking

	Forecast					Assumptions		Recoverable
				Long-term effective	Capital requirements	Terminal	Pre-tax	amount exceeded
	Goodwill	ECL loss rate	C:I ratio	tax rate	CET1 ratio	growth rate	discount rate	carrying value
30 June 2020	£bn	%	%	%	%	%	%	£bn
Commercial Banking	2.6	0.36	58.7	27.0	11.5	1.6	13.7	1.6

31 December 2019
Commercial Banking	2.6	0.29	53.8	25.0	12.0	1.6	13.4	4.1

Schedule of impact on Commercial Banking VIU of reasonably possible changes to key assumptions

					Change to reduce
	Favourable change		Unfavourable change		headroom to nil
		Increase in VIU		Decrease in VIU
30 June 2020%		£bn	%	£bn	%
ECL loss rates	(0.16)	0.7	0.10	(0.9)	0.17
Cost:income ratio	(1.0)	2.1	4.5	(1.5)	4.6
Forecast income	5.0	1.8	(5.0)	(1.8)	(4.3)
Effective tax rate	(1.0)	0.2	1.0	(0.2)	8.3
Capital requirements - CET 1 ratio	(1.0)	0.1	1.0	(0.1)	22.3
Terminal growth rate	1.0	0.7	(1.0)	(0.5)	(3.9)
Pre-tax discount rate	(1.0)	1.4	1.0	(1.1)	1.4

31 December 2019
ECL loss rates	(0.16)	1.6	0.10	(1.0)	0.41
Cost:income ratio	(1.0)	1.6	4.5	(0.7)	12.6
Forecast income	5.0	2.1	(5.0)	(2.1)	(9.8)
Effective tax rate	(1.0)	0.2	1.0	(0.2)	17.1
Capital requirements - CET 1 ratio	(1.0)	0.2	1.0	(0.2)	22.2
Terminal growth rate	1.0	0.8	(1.0)	(0.7)	(3.1)
Pre-tax discount rate	(1.0)	2.3	1.0	(1.8)	2.7